Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2017
Registrant Name	Cushing Mutual Funds Trust
Central Index Key	0001716909
Amendment Flag	false
Document Creation Date	Mar. 28, 2018
Document Effective Date	Mar. 30, 2018
Prospectus Date	Mar. 30, 2018
Cushing® MLP Infrastructure Fund | Class A Shares
Prospectus:
Trading Symbol	PAPEX
Cushing® MLP Infrastructure Fund | Class C Shares
Prospectus:
Trading Symbol	PCPEX
Cushing® MLP Infrastructure Fund | Class I Shares
Prospectus:
Trading Symbol	PIPEX